EARNINGS PER SHARE - Antidilutive Instruments (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Number of potential ordinary shares that are antidilutive in period presented	0	26,172,045